CSMC 2022-NQM5 Trust ABS-15G

Exhibit 99.44

Data Compare Summary (Total)
CSMC_2022-NQM5_FINAL
Run Date - 7/14/2022 12:30:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
Borrower First Name	10	103	9.71%	Tape value include borrower first and middle name.
Borrower Last Name	14	103	13.59%	Tape value included business vested entity name rather than borrowers last name.
Coborrower First Name	0	9	0.00%
Coborrower Last Name	0	9	0.00%
# of Units	0	108	0.00%
Contract Sales Price	0	108	0.00%
Debt Service Coverage Ratio	34	91	37.36%	All variances were the result of rounding differences or other variations in debts what was captured from the credit reports. Mission verified all captured DSCR ratios met Guidelines.
Borrower Qualifying FICO	0	108	0.00%	All variances were the result of rounding differences or other slight variations in what was captured from the credit reports. Mission verified all captured FICO scores met Guidelines.
Borrower Qualifying DTI	0	17	0.00%
Borrower Total Income	0	0	#DIV/0!	not included in tape
Occupancy	0	9	0.00%
First Payment Date	0	9	0.00%	We are unable to determine variance in tape dates. In all cases Mission verified initial payment date from the Promissory Note.
Primary Appraised Value for LTV	2	108	1.85%	We used the ASF designated waterfall which resulted in a tiered waterfall for values. The variances are the result of lower values from either purchase contracts or secondary valuations. On these loans the tape data used Appraisal rather than the lower sales price. Mission verified that the lower valuation met guideline requirement.
Note Date	14	108	12.96%	We are unable to determine variance in tape dates. In all cases Mission verified Note date from the Promissory Note.
Note Type	0	108	0.00%
Original Note Interest Rate	0	108	0.00%
First Interest Rate Change Date	0	108	0.00%
Original Loan Amount	0	108	0.00%
Original LTV	2	108	1.85%	Mission verified in each case that the lower LTV met guideline requirements or an exception with compensating factors was present.
Original P&I	0	108	0.00%
Property Type	2	108	1.85%	Differences were due to enumeration differences in tape versus ASF requirements. In each case, Mission verified the correct ASF property type.
Purpose	3	108	2.78%	In each case the loan purpose was a refi rather than a limited cash out refinance.
Refi Purpose	0	46	0.00%
Property Street	0	9	0.00%
Property City	0	9	0.00%
Property State	0	9	0.00%
Property Zip	0	9	0.00%

Total